Loans and borrowings - Maturity of loans and borrowings (Details) - COP ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025
Loans and borrowings
Borrowings	$ 104,918	$ 109,200
Local currency
Loans and borrowings
Borrowings	12,440	12,002
Foreign currency
Loans and borrowings
Borrowings	92,478	97,198
Up to 1 year
Loans and borrowings
Borrowings	11,063	10,080
Up to 1 year | Local currency
Loans and borrowings
Borrowings	1,095	927
Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	9,968	9,153
From 1 to 5 years
Loans and borrowings
Borrowings	41,599	45,851
From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	6,278	6,169
From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	35,321	39,682
From 5 to 10 years
Loans and borrowings
Borrowings	33,041	33,740
From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	3,042	2,924
From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	29,999	30,816
More than 10 years
Loans and borrowings
Borrowings	19,215	19,529
More than 10 years | Local currency
Loans and borrowings
Borrowings	2,025	1,982
More than 10 years | Foreign currency
Loans and borrowings
Borrowings	17,190	17,547
Bonds | Local currency
Loans and borrowings
Borrowings	5,027	4,985
Bonds | Foreign currency
Loans and borrowings
Borrowings	74,275	79,222
Bonds | Up to 1 year | Local currency
Loans and borrowings
Borrowings	233	223
Bonds | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	3,943	4,896
Bonds | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	1,783	1,675
Bonds | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	23,763	27,658
Bonds | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	1,107	1,181
Bonds | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	29,504	29,195
Bonds | More than 10 years | Local currency
Loans and borrowings
Borrowings	1,904	1,906
Bonds | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	17,065	17,473
Commercial and syndicated loans and lease liabilities | Foreign currency
Loans and borrowings
Borrowings	17,584	17,248
Commercial and syndicated loans and lease liabilities | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	5,995	3,529
Commercial and syndicated loans and lease liabilities | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	11,140	12,024
Commercial and syndicated loans and lease liabilities | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	324	1,621
Commercial and syndicated loans and lease liabilities | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	125	74
Commercial and syndicated loan | Local currency
Loans and borrowings
Borrowings	6,585	6,199
Commercial and syndicated loan | Up to 1 year | Local currency
Loans and borrowings
Borrowings	743	563
Commercial and syndicated loan | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	3,882	3,914
Commercial and syndicated loan | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	1,840	1,647
Commercial and syndicated loan | More than 10 years | Local currency
Loans and borrowings
Borrowings	120	75
Lease liabilities | Local currency
Loans and borrowings
Borrowings	828	818
Lease liabilities | Up to 1 year | Local currency
Loans and borrowings
Borrowings	119	141
Lease liabilities | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	613	580
Lease liabilities | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	95	96
Lease liabilities | More than 10 years | Local currency
Loans and borrowings
Borrowings	1	1
Loans from related parties | Foreign currency
Loans and borrowings
Borrowings	619	728
Loans from related parties | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	30	728
Loans from related parties | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	418	0
Loans from related parties | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	171	0
Loans from related parties | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	$ 0	$ 0